Accounts Payable	3 Months Ended
Mar. 31, 2019
Accounts Payable
Accounts Payable

9. Accounts Payable

	December 31,	March 31,
	2018	2019
	(in US$’000)
Accounts payable—third parties	14,158	19,204
Accounts payable—non-controlling shareholders of subsidiaries (Note 16 (iv))	4,960	4,143
Accounts payable—related party (Note 16 (ii))	6,507	7,417
	25,625	30,764

Substantially all accounts payable are denominated in RMB and US$ and due within one year from the end of the reporting period. The carrying values of accounts payable approximate their fair values due to their short-term maturities.

An aging analysis based on the relevant invoice dates is as follows:

	December 31,	March 31,
	2018	2019
	(in US$’000)
Not later than 3 months	19,185	23,642
Between 3 months to 6 months	5,584	4,225
Between 6 months to 1 year	703	2,762
Later than 1 year	153	135
	25,625	30,764